Commitments and Contingencies - Minimum Future Obligations Under Capital and Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Capital Leases
2018	$ 1,411
2019	45
2020	14
2021	0
2022	0
Thereafter	0
Total	1,470
Less: Amount representing interest	(54)
Net	1,416
Less: Current portion	(1,359)
Long-term portion	57
Operating Leases
2018	18,483
2019	16,011
2020	11,762
2021	8,457
2022	6,126
Thereafter	4,038
Total	$ 64,877